Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of revenue [Abstract]
Disclosure of revenue

	US Dollars
Figures in millions	2018	2017	2016
		Restated	Restated
Revenue consists of the following principal categories:
Gold income (note 2)	3,805	4,356	4,085
By-products (note 2)	138	154	138
Revenue from product sales	3,943	4,510	4,223